Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									$ 4,285.3	$ 2,531.2	$ 2,274.8
Revenue	$ 1,099.4	$ 923.6	$ 1,154.4	$ 1,107.9	$ 866.2	$ 551.8	$ 582.8	$ 530.4	4,285.3	2,531.2	2,274.8
Operating profit before the items listed below									1,108.9	480.0	401.7
Depreciation and amortization									(150.2)	(97.8)	(85.8)
Interest expense, net									(133.1)	(79.1)	(62.9)
Restructuring and other (charges) income									(61.2)	(73.2)	(94.2)
Non-operating pension and postretirement (charges) income									0.5	16.3	(23.8)
Transaction-related charges									(156.5)	(150.4)	(23.4)
(Provision) benefit for income taxes									(70.8)	(228.9)	(38.2)
Discontinued operations, net of income taxes	(122.1)	23.9	32.7	39.4	770.5	13.6	38.8	(151.4)	(26.1)	671.5	138.3
Net (income) loss attributable to noncontrolling interests	(2.2)	(2.0)	(2.8)	(2.4)	(1.0)	(0.6)	(0.6)	(0.4)	(9.4)	(2.6)	(2.6)
Net income (loss) attributable to FMC stockholders	$ 32.4	$ 72.8	$ 129.7	$ 267.2	$ 530.1	$ 55.2	$ 74.7	$ (124.2)	502.1	535.8	209.1
FMC Agricultural Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									4,285.3	2,531.2	2,274.8
Operating Segments | FMC Agricultural Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment, operating profit (loss)									1,217.8	576.1	480.7
Depreciation and amortization									(143.6)	(90.5)	(80.8)
Restructuring and other (charges) income									(33.3)	(49.9)	(62.4)
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment, operating profit (loss)									(108.9)	(96.1)	(79.0)
Depreciation and amortization									(6.6)	(7.3)	(5.0)
Restructuring and other (charges) income									$ (27.9)	$ (23.3)	$ (31.8)